Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property Plant and Equipment	Property, plant and equipment as of September 30, 2024 and 2023 consisted of the following:
	September 30, 2024	September 30, 2023
Buildings	$20,417,081	$20,258,258
Machinery and equipment	9,283,954	7,576,777
Electronic equipment	2,059,532	2,234,455
Transportation vehicles	351,331	337,925
Office equipment	311,687	283,972
Leasehold improvement on leased property	477,595	301,399
Construction in progress	1,429,109	1,654,405
Total property plant and equipment, at cost	34,330,289	32,647,191
Less: accumulated depreciation	(9,820,649)	(7,591,164)
Property, plant and equipment, net	$24,509,640	$25,056,027
As of September 30, 2024, the details of the newly acquired Property, Plant, and Equipment (PP&E) are as follows:
September 30, 2024
Buildings	$83,751
Machinery and equipment	1,944,396
Electronic equipment	405,922
Transportation vehicles	19,546
Office equipment	16,551
Property, plant and equipment,	$2,470,166